Interest Expense and Finance Cost, Net	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INTEREST EXPENSE AND FINANCE COST, NET [Text Block]
NOTE 18: INTEREST EXPENSE AND FINANCE COST, NET

Interest expense and finance cost, net consist of the following:

	For the Year	For the Year	For the Year
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2011	2010	2009
Interest expense	$101,011	$91,527	$56,616
Amortization of finance charges	5,198	6,065	4,279
Other	972	8,430	2,723
Total interest expense and finance cost, net	$107,181	$106,022	$63,618